Cost and Expenses by Nature (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cost and Expenses by Nature [Abstract]
Schedule of Operating Costs and Expenses by Nature

The operating costs and expenses by nature for the six-month periods ended June 30, 2024, and 2023, are as follows:

	June 30, 2024	June 30, 2023
Payroll	(41,990)	(45,952)
Third-party services and others	(13,267)	(11,767)
Business and marketing expenses	(2,167)	(3,397)
Depreciation	(600)	(492)
Amortization	(9,116)	(8,637)
Audit and consulting	(6,887)	(9,627)
Other administrative expenses	(5,671)	(1,852)
Provisions	1,707	109
Total	(77,991)	(81,615)

Cost of services provided	(35,826)	(32,719)
Sales and marketing expenses	(12,554)	(14,205)
General and administrative expenses	(31,936)	(36,283)
Other operating income (expenses), net	2,325	1,592
Total	(77,991)	(81,615)

The operating costs and expenses by nature for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
Payroll	(90,182)	(83,042)	(57,026)
Third-party services and others	(24,106)	(22,383)	(19,781)
Business and marketing expenses	(7,484)	(6,441)	(8,098)
Depreciation	(1,050)	(1,810)	(1,071)
Amortization	(17,600)	(15,424)	(12,507)
Impairment of goodwill	(11,373)	(86,897)	(6,758)
Audit and consulting	(38,660)	(4,430)	(5,574)
Other administrative expenses	(7,464)	(1,771)	(1,758)
Provisions	1,515	1,953	(8,676)
Fair value of derivative warrant liabilities	14,507	-	-
Listing Expense(i)	(176,282)	-	-
Total	(358,179)	(220,245)	(121,249)

Cost of services provided	(66,138)	(52,813)	(35,833)
Sales and marketing expenses	(28,827)	(27,370)	(22,597)
General and administrative expenses	(93,156)	(53,339)	(56,019)
Listing expense	(176,282)		-
Research and development expenses	-	(8)	(54)
Impairment of goodwill	(11,373)	(86,897)	(6,758)
Other operating income (expenses), net	17,597	182	12
Total	(358,179)	(220,245)	(121,249)

Schedule of Fair Value of the Identifiable Net Assets Acquired	The expense is calculated as the difference between the fair value of the equity instruments issued to acquire Mercato and the fair value of the identifiable net assets acquired, as noted below:
(in thousands of R$)
Fair value of equity instruments issued to acquire Mercato	275,555

Net assets of Mercato as of June 30, 2023	162,862
Less: Mercato’s transaction costs	(63,589)

Adjusted net assets/(liabilities) of Mercato as of June 30, 2023	99,273

IFRS 2 charge for listing services	(176,282)